Segments - Segment Data (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	$ 18,122		$ 14,869	$ 37,906	$ 30,340		$ 60,999
Revenues inter-segment	0		0	0	0
Net income/(loss) from equity accounted investments	13	$ 101	66	114	123		188
Total revenues and other income	18,135	19,884	14,935	38,019	30,463		61,187
Purchases (net of inventory variation)	(9,415)	(9,794)	(6,857)	(19,209)	(13,323)		(28,212)
Operating, selling, general and administrative expenses	(2,579)		(2,210)	(5,093)	(4,852)
Depreciation, amortisation and net impairment losses	(1,830)	(2,368)	(2,312)	(4,198)	(4,255)	[1]	(8,644) [1]
Exploration expenses	(475)	(249)	(312)	(724)	(539)		(1,059)
Net operating income/(loss)	3,835	4,960	3,244	8,795	7,494		13,771
Additions to PP&E, intangibles and equity accounted investments	5,535		2,465	9,713	4,863
Impairment reversals	273
Balance sheet information [abstract]
Equity accounted investments	2,670	2,640	2,230	2,670	2,230		2,551
Noncurrent Assets	88,918	$ 87,183	81,769	88,918	81,769		$ 83,911
Exploration & Production Norway (E&P) [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	76		10	231	74
Revenues inter-segment	5,151		3,789	10,724	8,381
Net income/(loss) from equity accounted investments	(27)		63	19	101
Total revenues and other income	5,200		3,861	10,974	8,556
Purchases (net of inventory variation)	0		0	1	0
Operating, selling, general and administrative expenses	(843)		(701)	(1,636)	(1,427)
Depreciation, amortisation and net impairment losses	(606)		(1,090)	(1,902)	(1,749)
Exploration expenses	(61)		(97)	(160)	(167)
Net operating income/(loss)	3,692		1,973	7,277	5,214
Additions to PP&E, intangibles and equity accounted investments	1,359		1,302	4,179	2,607
Impairment reversals	600
Balance sheet information [abstract]
Equity accounted investments	1,120		1,143	1,120	1,143
Exploration & Production Norway (E&P) [member] | Two offshore assets [Member]
Disclosure of operating segments [line items]
Impairment reversals	600
Exploration & Production (E&P) International [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	561		1,092	1,032	1,435
Revenues inter-segment	2,378		1,655	4,422	3,469
Net income/(loss) from equity accounted investments	9		(2)	17	7
Total revenues and other income	2,947		2,744	5,471	4,911
Purchases (net of inventory variation)	2		(1)	(3)	(5)
Operating, selling, general and administrative expenses	(703)		(638)	(1,402)	(1,620)
Depreciation, amortisation and net impairment losses	(1,272)		(1,126)	(2,234)	(2,310)
Exploration expenses	(414)		(215)	(564)	(372)
Net operating income/(loss)	561		764	1,267	604
Additions to PP&E, intangibles and equity accounted investments	3,905		1,052	5,189	1,952
Net impairment loss	481
Balance sheet information [abstract]
Equity accounted investments	233		232	233	232
Exploration & Production (E&P) International [member] | North Africa [Member]
Disclosure of operating segments [line items]
Impairment reversals	126
Exploration & Production (E&P) International [member] | Conventional assets [Member] | North America, offshore Gulf of Mexico [Member]
Disclosure of operating segments [line items]
Impairment reversals	156
Exploration & Production (E&P) International [member] | Unconventional assets [Member] | North America [member]
Disclosure of operating segments [line items]
Impairments	762
Net Impairment loss recognissed as exploaration expense	237
Marketing, Midstream and Processing (MMP) [Member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	17,491		13,759	36,634	28,806
Revenues inter-segment	88		30	110	34
Net income/(loss) from equity accounted investments	6		12	12	23
Total revenues and other income	17,586		13,801	36,756	28,863
Purchases (net of inventory variation)	(16,685)		(12,371)	(34,050)	(25,117)
Operating, selling, general and administrative expenses	(1,144)		(918)	(2,186)	(1,880)
Depreciation, amortisation and net impairment losses	65		(70)	(26)	(143)
Exploration expenses	0		0	0	0
Net operating income/(loss)	(179)		443	494	1,722
Additions to PP&E, intangibles and equity accounted investments	114		79	164	146
Impairment reversals	155
Balance sheet information [abstract]
Equity accounted investments	123		127	123	127
Marketing, Midstream and Processing (MMP) [Member] | Refinery [Member]
Disclosure of operating segments [line items]
Impairment reversals	155
Other segment [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	(6)		8	9	24
Revenues inter-segment	0		0	0	0
Net income/(loss) from equity accounted investments	25		(7)	65	(7)
Total revenues and other income	19		2	75	17
Purchases (net of inventory variation)	0		0	0	0
Operating, selling, general and administrative expenses	(69)		(56)	(156)	(123)
Depreciation, amortisation and net impairment losses	(18)		(26)	(36)	(53)
Exploration expenses	0		0	0	0
Net operating income/(loss)	(68)		(80)	(118)	(159)
Additions to PP&E, intangibles and equity accounted investments	157		33	181	158
Balance sheet information [abstract]
Equity accounted investments	1,194		727	1,194	727
Eliminations [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	0		0	0	0
Revenues inter-segment	(7,617)		(5,474)	(15,256)	(11,884)
Net income/(loss) from equity accounted investments	0		0	0	0
Total revenues and other income	(7,617)		(5,474)	(15,256)	(11,884)
Purchases (net of inventory variation)	7,267		5,515	14,843	11,799
Operating, selling, general and administrative expenses	180		103	288	198
Depreciation, amortisation and net impairment losses	0		0	0	0
Exploration expenses	0		0	0	0
Net operating income/(loss)	(170)		143	(125)	113
Additions to PP&E, intangibles and equity accounted investments	0		0	0	0
Balance sheet information [abstract]
Equity accounted investments	0		0	0	0
Unallocated amounts [member]
Balance sheet information [abstract]
Noncurrent Assets	8,951		8,653	8,951	8,653
Segments [member]
Balance sheet information [abstract]
Noncurrent Assets	77,296		70,887	77,296	70,887
Segments [member] | Exploration & Production Norway (E&P) [member]
Balance sheet information [abstract]
Noncurrent Assets	32,613		29,814	32,613	29,814
Segments [member] | Exploration & Production (E&P) International [member]
Balance sheet information [abstract]
Noncurrent Assets	38,860		36,155	38,860	36,155
Segments [member] | Marketing, Midstream and Processing (MMP) [Member]
Balance sheet information [abstract]
Noncurrent Assets	5,449		4,555	5,449	4,555
Segments [member] | Other segment [member]
Balance sheet information [abstract]
Noncurrent Assets	375		363	375	363
Segments [member] | Eliminations [member]
Balance sheet information [abstract]
Noncurrent Assets	$ 0		$ 0	$ 0	$ 0

[1]	* Related to a change in accounting policies, see note 9 Changes in accounting policies for more information.